AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Shares	Value		Shares	Value
Common Stocks - 94.8%			Addus HomeCare Corp.*	164,000	$13,001,920
Communication Services - 4.6%			Argenx SE, ADR (Netherlands)*	22,928	2,612,875
Cable One, Inc.	6,800	$8,531,960	Blueprint Medicines Corp. *,1	102,000	7,493,940
Cogent Communications Holdings, Inc.	120,064	6,615,526	Bridgebio Pharma, Inc.*,1	98,900	2,123,383
IMAX Corp. (Canada) *	185,024	4,061,277	CryoPort, Inc. *,1	259,000	4,235,945
Rosetta Stone, Inc. *	340,078	5,917,357	HealthEquity, Inc.*	76,500	4,371,592
Shenandoah Telecommunications Co.	228,058	7,245,403	Immunomedics, Inc.*,1	108,000	1,432,080
Total Communication Services		32,371,523	Inspire Medical Systems, Inc. *	100,000	6,102,000
Consumer Discretionary - 11.2%			iRhythm Technologies, Inc.*,1	95,526	7,079,432
Callaway Golf Co.	385,000	7,472,850	LHC Group, Inc.*	63,900	7,256,484
Chegg, Inc.*,1	260,023	7,787,689	MorphoSys AG, ADR (Germany)*,1	135,000	3,708,450
Floor & Decor Holdings, Inc., Class A *,1	72,000	3,682,800	Novocure, Ltd. (Jersey) *,1	60,000	4,486,800
Greenlane Holdings, Inc., Class A *,1	247,916	840,435	NuVasive, Inc.*	29,000	1,838,020
Hilton Grand Vacations, Inc. *	200,000	6,400,000	PetIQ, Inc. *,1	150,051	4,090,390
Hudson, Ltd., Class A *	565,568	6,939,520	Phreesia, Inc.*,1	230,000	5,575,200
Monro, Inc. [1]	104,000	8,217,040	Silk Road Medical, Inc. *,1	65,039	2,115,719
National Vision Holdings, Inc. *	359,500	8,653,165	STAAR Surgical Co.*,1	190,000	4,898,200
Ollie's Bargain Outlet Holdings, Inc. *,1	115,174	6,753,803	Tandem Diabetes Care, Inc.*,1	140,161	8,266,696
OneSpaWorld Holdings, Ltd. (Bahamas)*,1	450,500	6,996,265	Total Health Care		100,726,816
The RealReal, Inc. *,1	128,200	2,866,552	Industrials - 21.0%
Strategic Education, Inc.	93,400	12,691,192	Albany International Corp., Class A	125,100	11,279,016
Total Consumer Discretionary		79,301,311	ASGN, Inc.*	235,262	14,788,569
Consumer Staples - 1.8%			Axon Enterprise, Inc.*	95,000	5,394,100
BJ's Wholesale Club Holdings, Inc. *,1	345,000	8,925,150	Beacon Roofing Supply, Inc.*	210,046	7,042,843
MGP Ingredients, Inc. [1]	78,538	3,901,768	Casella Waste Systems, Inc., Class A *	103,896	4,461,294
Total Consumer Staples		12,826,918	CIRCOR International, Inc.*,1	131,900	4,952,845
Energy - 1.7%			Clean Harbors, Inc. *	160,000	12,352,000
Apergy Corp.*	135,107	3,654,644	EMCOR Group, Inc.	143,000	12,315,160
Cactus, Inc. , Class A *	124,866	3,613,622	Exponent, Inc.	135,000	9,436,500
Matador Resources Co. *,1	285,416	4,717,926	Parsons Corp. *	194,300	6,408,014
Total Energy		11,986,192	Patrick Industries, Inc. *	81,447	3,492,447
Financials - 6.7%			Proto Labs, Inc.*	70,047	7,151,799
AMERISAFE, Inc.	65,026	4,298,869	RBC Bearings, Inc.*	36,000	5,972,760
Cadence BanCorp	400,063	7,017,105	Rexnord Corp. *	370,076	10,010,556
Focus Financial Partners, Inc. , Class A *	455,173	10,833,118	TriNet Group, Inc.*	260,000	16,169,400
Hamilton Lane, Inc. , Class A	145,800	8,304,768	Viad Corp.	110,076	7,391,604
Houlihan Lokey, Inc.	173,033	7,803,788	Willdan Group, Inc.*	80,017	2,806,996
South Mountain Merger Corp.*	382,126	4,012,323	WillScot Corp. *	460,000	7,166,800
WisdomTree Investments, Inc.	950,013	4,963,818	Total Industrials		148,592,703
Total Financials		47,233,789	Information Technology - 29.8%
Health Care - 14.2%			2U, Inc.*,1	206,011	3,353,859
Acceleron Pharma, Inc. *,1	142,999	5,649,890	ACI Worldwide, Inc. *	267,200	8,370,040
Adaptive Biotechnologies Corp. *	142,000	4,387,800	Bottomline Technologies, Inc.*	95,136	3,743,602

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Information Technology - 29.8%			Wheels Up *,3,4	2,243,589	$7,807,690
(continued)			Total Preferred Stocks
Brooks Automation, Inc. [1]	209,156	$7,745,047	(Cost $16,076,998)		16,884,690
Cabot Microelectronics Corp.	34,000	4,801,140		Principal
Cision, Ltd. *,1	481,053	3,699,298		Amount
Envestnet, Inc. *,1	176,834	10,026,488	Short -Term Investments - 7.0%
Evo Payments, Inc. , Class A *	307,349	8,642,654	Joint Repurchase Agreements - 4.5%[5]
Exela Technologies, Inc. *	565,598	667,406	Bank of Nova Scotia, dated 09/30/19, due
			10/01/19, 2.370% total to be received
ExlService Holdings, Inc. *	160,000	10,713,600	$5,932,026 (collateralized by various
I3 Verticals, Inc. , Class A *	230,589	4,639,451	U. S. Government Agency Obligations, 2.500% -
Instructure, Inc. *,1	218,600	8,468,564	5.000%, 09/01/24 - 08/01/49, totaling
			$6,050,667)	$5,931,636	5,931,636
j2 Global, Inc. [1]	130,000	11,806,600
			Cantor Fitzgerald Securities, Inc. , dated 09/30/19,
Littelfuse, Inc. [1]	42,099	7,464,574	due 10/01/19, 2.400% total to be received
Medallia, Inc. *,1	70,000	1,920,100	$7,474,905 (collateralized by various
MKS Instruments, Inc. [1]	105,000	9,689,400	U. S. Government Agency Obligations and
			U. S. Treasuries, 0.000% - 9.000%, 10/25/19 -
New Relic, Inc.*	113,499	6,974,513	07/15/61, totaling $7,623,895)	7,474,407	7,474,407
nLight, Inc. *,1	188,400	2,950,344	Citadel Securities LLC, dated 09/30/19, due
Paylocity Holding Corp. *	165,290	16,128,998	10/01/19, 2.390% total to be received
			$7,474,903 (collateralized by various
Pegasystems, Inc.	85,700	5,831,885	U. S. Treasuries, 0.000% - 8.500%, 10/15/19 -
Pluralsight, Inc. , Class A *,1	496,578	8,340,027	09/09/49, totaling $7,624,401)	7,474,407	7,474,407
Priority Technology Holdings, Inc. *	495,999	2,390,715	RBC Dominion Securities, Inc. , dated 09/30/19,
Q2 Holdings, Inc. *,1	176,800	13,944,216	due 10/01/19, 2.370% total to be received
			$7,474,899 (collateralized by various
RealPage, Inc.*,1	216,600	13,615,476	U. S. Government Agency Obligations and
Repay Holdings Corp. *	442,167	5,894,086	U. S. Treasuries, 0.000% - 6.500%, 10/15/19 -
Rogers Corp.*	41,000	5,605,110	09/01/49, totaling $7,623,895)	7,474,407	7,474,407
SailPoint Technologies Holding, Inc. *,1	250,000	4,672,500	State of Wisconsin Investment Board, dated
			09/30/19, du e 10/01/19, 2.520% total to be
Smartsheet, Inc., Class A*,1	135,052	4,865,923	received $3,111,469 (collateralized by various
Talend, S. A. , ADR *,1	72,022	2,447,307	U. S. Treasuries, 0.125% - 3.875%, 04/15/21 -
			09/09/49, totaling $3,173,485)	3,111,251	3,111,251
Tufin Software Technologies, Ltd. (Israel) *,1	180,034	2,963,360
			Total Joint Repurchase Agreements		31,466,108
WNS Holdings, Ltd., ADR (India) *	138,887	8,159,611
Total Information Technology		210,535,894		Shares
Real Estate - 3.8%			Other Investment Companies - 2.5%
Colliers International Group, Inc. , REIT (Canada) [1]	62,094	4,660,154	Dreyfus Government Cash Management Fund,
			Institutional Shares, 1.85%[6]	5,847,243	5,847,243
Innovative Industrial Properties, Inc. , REIT [1]	55,000	5,080,350
			Dreyfus Institutional Preferred Government
Kennedy-Wilson Holdings, Inc.	555,590	12,178,533	Money Market Fund, Institutional Shares,
National Storage Affiliates Trust, REIT	139,500	4,655,115	1.90% [6]	5,847,243	5,847,243
Total Real Estate		26,574,152	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 1.87%[6]	6,024,433	6,024,433
Total Common Stocks
(Cost $553,096,286)		670,149,298	Total Other Investment Companies		17,718,919
Preferred Stocks - 2.4%			Total Short-Term Investments
Consumer Discretionary - 2.4%			(Cost $49,185,027)		49,185,027
CuriosityStream, Inc., Series A, Convertible *,2,3	907,700	9,077,000	Total Investments - 104.2%
			(Cost $618,358,311)		736,219,015

AMG TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

Shares	Value
Other Assets, less Liabilities - (4.2)%	$(29,363,864)
Net Assets - 100.0%	$706,855,151

* Non-income producing security.		[5] Cash collateral received for securities lending activity was invested in these joint
[1] Some of these securities, amounting to $166,860,230 or 23.6% of net assets, were out		repurchase agreements.
on loan to various borrowers and are collateralized by cash and various U. S. Treasury		[6] Yield shown represents the September 30, 2019, seven day average yield, which refers
Obligations. See below for more information.		to the sum of the previous seven days' dividends paid, expressed as an annual
[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This		percentage.
security may be resold in transactions exempt from registration, normally to qualified		ADR	American Depositary Receipt
buyers. At September 30, 2019, the value of these securities amounted to $9,077,000 or		REIT	Real Estate Investment Trust
1.3% of net assets.
[3] Security's value was determined by using significant unobservable inputs.
[4] This security is restricted and not available for re-sale. The security was purchased on
September 28, 2017 for $6,999,997 and represents 1.1% of net assets.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
			Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †			$670,149,298	—	—	$670,149,298
Preferred Stocks ††			—	—	$16,884,690	16,884,690
Short-Term Investments
Joint Repurchase Agreements			—	$31,466,108	—	31,466,108
Other Investment Companies			17,718,919	—	—	17,718,919
Total Investments in Securities			$687,868,217	$31,466,108	$16,884,690	$736,219,015

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.
†† All preferred stocks held in the Fund are Level 3 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2019:
						Preferred
						Stock
Balance as of December 31, 2018						$14,775,716
Realized gain (loss)						—
Change in unrealized appreciation/depreciation						2,108,974
Purchases						—
Sales						—
Balance as of September 30, 2019						$16,884,690

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2019						$2,108,974

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of September 30, 2019.
The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

			Fair Value as of	Valuation	Unobservable
			September 30, 2019	Technique(s)	Inputs(s)	Range	Average
Preferred Stock			$9,077,000	Market Approach	Indicative Broker Bid	N/A	N/A
Preferred Stock			7,807,690	Market Approach - Discounted Cash Flow	Discount Rate	20%	N/A
Total			$16,884,690

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at September 30, 2019, were as follows:
	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$166,860,230	$31,466,108	$138,298,608	$169,764,716

The following table summarizes the securities received as collateral for securities lending at September 30, 2019:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.750%	10/10/19-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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